Non-current liabilities - Contingent consideration - Additional Information (Detail) - Milestone	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017
Disclosure Of Other Non Current Liabilities [line items]
Milestone payment discount rate	35.00%
Glioblast Pty Ltd [member]
Disclosure Of Other Non Current Liabilities [line items]
Percentage of equity interests acquired		100.00%
Number of contingent milestone payments	4
Genentech agreement [member]
Disclosure Of Other Non Current Liabilities [line items]
Number of contingent milestone payments	1